Asset retirement obligations - Risk Free Rates (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2021	Dec. 31, 2020
Canada
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.80%	1.20%
United States
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.90%	1.60%
France
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.80%	0.30%
Netherlands
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	(0.30%)	(0.60%)
Germany
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.10%	(0.20%)
Ireland
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.50%	(0.10%)
Australia
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	1.90%	1.30%